INCOME TAX- Schedule of Components of Loss Before Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Loss From Operations Before Income Taxes By Jurisdiction Abstract
(Loss)/Income from PRC entities	¥ 125,529		¥ 610,813	¥ (311,483)
Loss from overseas entities	(8,533)		(1,622,360)	(630,412)
(Loss)/Income before income tax expenses	¥ 116,996	$ 16,962	¥ (1,011,547)	¥ (941,895)